UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2890

Fidelity Phillips Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Government Cash Reserves Semi-Annual Report May 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/17	% of fund's investments 11/30/16	% of fund's investments 5/31/16
1 - 7	52.5	29.5	31.3
8 - 30	22.6	21.9	23.1
31 - 60	9.4	13.1	15.2
61 - 90	11.5	18.8	16.2
91 - 180	4.0	16.0	13.2
>180	0.0	0.7	1.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2017
Variable Rate Demand Notes (VRDNs)	0.7%
U.S. Treasury Debt	9.1%
U.S. Government Agency Debt	44.0%
Repurchase Agreements	46.7%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of November 30, 2016
Variable Rate Demand Notes (VRDNs)	0.3%
U.S. Treasury Debt	27.3%
U.S. Government Agency Debt	47.1%
Repurchase Agreements	25.8%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	5/31/17	2/28/17	11/30/16	8/31/16	5/31/16
Fidelity® Government Cash Reserves	0.47%	0.25%	0.13%	0.12%	0.07%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017

Showing Percentage of Net Assets

U.S. Treasury Debt - 9.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 9.1%
U.S. Treasury Bills
6/8/17 to 10/5/17	0.62 to 0.92 (b)%	$9,837,384	$9,822,783
U.S. Treasury Notes
6/15/17 to 4/30/19	0.61 to 1.10 (c)	2,255,509	2,256,229
TOTAL U.S. TREASURY DEBT
(Cost $12,079,012)			12,079,012

Variable Rate Demand Note - 0.7%
Arizona - 0.0%
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Angelin Apts. Proj.) Series 2004, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	14,900	14,900
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Clemente Apts. Proj.) Series 2004, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	15,600	15,600
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Lucas Apts. Proj.) Series 2003, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	13,700	13,700
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Martin Apts. Proj.) Series A1, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	8,000	8,000
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Remo Apts. Proj.) Series 2002, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	6,100	6,100
			58,300
California - 0.2%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.81% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.81 (c)(d)	30,000	30,000
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Vizcaya Apts. Proj.) Series B, 0.81% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.81 (c)(d)	20,635	20,635
FHLMC Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Promenade Towers Proj.) Series 2000, 0.78% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.78 (c)	18,685	18,685
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (River Run Sr. Apts. Proj.) Series LL, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	13,505	13,505
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Valley Palms Apts. Proj.) Series 2002 C, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	25,500	25,500
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Series 2003 DD, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	14,600	14,600
FNMA Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	26,490	26,490
FNMA San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, 0.81% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.81 (c)(d)	29,500	29,500
FNMA San Jose Multi-family Hsg. Rev. (Alamaden Family Apts. Proj.) Series 2003 D, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	24,615	24,615
FNMA Santa Cruz Redev. Agcy. Multi-family Rev. (1010 Pacific Ave. Apts. Proj.) Series B, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	21,405	21,405
			224,935
Florida - 0.0%
FNMA Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Royal Palm Key Apts. Proj.) Series 2002, 0.78% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.78 (c)(d)	8,780	8,780
FNMA Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.78% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.78 (c)(d)	19,100	19,100
			27,880
Georgia - 0.0%
FHLMC Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.81% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.81 (c)(d)	11,755	11,755
Illinois - 0.0%
FNMA Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Prairie Station Apts. Proj.) 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	17,900	17,900
Kentucky - 0.0%
FHLMC Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.81% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.81 (c)(d)	12,565	12,565
Minnesota - 0.0%
FHLMC Oak Park Heights Multi-family Rev. 0.78% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.78 (c)	7,380	7,380
Missouri - 0.0%
FNMA Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	10,900	10,900
New York - 0.4%
FHLMC New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Elliott Chelsea Dev. Proj.) Series 2010 A, 0.77% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.77 (c)	22,525	22,525
FHLMC New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Linden Plaza Proj.) Series 2008 A, 0.76% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.76 (c)(d)	61,045	61,045
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 0.77% 6/7/17, LOC Freddie Mac, VRDN
6/7/17	0.77 (c)(d)	42,100	42,100
FNMA New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Morris Ave. Apts. Proj.) Series A, 0.76% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.76 (c)(d)	14,700	14,700
FNMA New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Peter Cintron Apts. Proj.) Series C, 0.76% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.76 (c)(d)	7,840	7,840
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, 0.8% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.80 (c)(d)	22,135	22,135
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Sierra Dev. Proj.) Series A, 0.8% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.80 (c)(d)	55,935	55,935
FNMA New York Hsg. Fin. Agcy. Rev. (1500 Lexington Avenue Proj.) Series A, 0.75% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.75 (c)(d)	15,000	15,000
FNMA New York Hsg. Fin. Agcy. Rev. (240 East 39th Street Hsg. Proj.) Series 1997 A, 0.8% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.80 (c)(d)	27,300	27,300
FNMA New York Hsg. Fin. Agcy. Rev. (250 West 50th Street Hsg. Proj.) Series 1997 A, 0.8% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.80 (c)(d)	13,495	13,495
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.76% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.76 (c)(d)	55,000	55,000
FNMA New York Hsg. Fin. Agcy. Rev. (900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.76% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.76 (c)(d)	25,000	25,000
FNMA New York Hsg. Fin. Agcy. Rev. (Chelsea Apts. Proj.) Series 2003 A, 0.75% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.75 (c)(d)	30,000	30,000
FNMA New York Hsg. Fin. Agcy. Rev. (Helena Hsg. Proj.) Series 2003 A, 0.76% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.76 (c)(d)	33,000	33,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.77% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.77 (c)(d)	33,200	33,200
			458,275
Texas - 0.0%
FNMA Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Lafayette Village Apts. Proj.) Series 2006, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	6,315	6,315
FNMA Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Wellington Park Apts. Proj.) Series 2004, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	11,050	11,050
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Windshire Apts. Proj.) Series 2007, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	13,100	13,100
			30,465
Washington - 0.1%
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Crestview Apts. Proj.) Series 2004, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	14,000	14,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Echo Lake Sr. Apts. Proj.) Series 2006, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	17,970	17,970
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Pinehurst Apts. Proj.) Series A, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	12,000	12,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Silver Creek Apts. Proj.) Series A, 0.81% 6/7/17, LOC Fannie Mae, VRDN
6/7/17	0.81 (c)(d)	12,250	12,250
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, 0.8% 6/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN
6/7/17	0.80 (c)	6,700	6,700
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at SeaTac Apts. Proj.) Series 2015, 0.8% 6/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN
6/7/17	0.80 (c)	5,500	5,500
			68,420
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $928,775)			928,775

U.S. Government Agency Debt - 44.0%
Federal Agencies - 44.0%
Fannie Mae
6/1/17 to 1/11/18	0.66 to 1.13 (c)	1,178,145	1,178,190
Federal Farm Credit Bank
1/8/18	1.01 (c)	40,000	40,045
Federal Home Loan Bank
6/1/17 to 7/12/18	0.63 to 1.10 (c)	55,509,393	55,497,532
Freddie Mac
7/14/17 to 1/12/18	0.63 to 1.13 (c)	1,646,065	1,646,115
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $58,361,882)			58,361,882

U.S. Government Agency Repurchase Agreement - 16.7%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.82% dated 5/31/17 due 6/1/17 (Collateralized by U.S. Government Obligations) #	$12,434,434	$12,434,152
With:
BNP Paribas, S.A. at:
0.8%, dated 4/3/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $102,982,455, 0.00% - 8.13%, 6/07/17 - 4/01/47)	100,133	100,000
0.85%, dated 5/9/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $203,951,197, 0.00% - 7.50%, 6/07/17 - 10/20/46)	198,229	198,000
0.96%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $406,252,695, 0.00% - 7.00%, 6/07/17 - 4/01/47)	395,969	395,000
1%, dated 5/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $404,296,326, 0.00% - 6.88%, 6/30/17 - 9/01/46)	394,059	393,000
Citibank NA at:
0.8%, dated 5/30/17 due 6/6/17 (Collateralized by U.S. Treasury Obligations valued at $99,385,868, 0.00% - 8.88%, 6/30/17 - 5/15/45)	97,015	97,000
0.81%, dated 5/30/17 due 6/6/17 (Collateralized by U.S. Treasury Obligations valued at $596,988,350, 0.13% - 8.88%, 9/27/17 - 4/15/52)	585,092	585,000
Deutsche Bank Securities, Inc. at:
0.82%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $70,391,311, 1.63%, 11/30/20)	69,011	69,000
0.83%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Government Obligations valued at $639,554,745, 2.50% - 6.50%, 6/15/17 - 5/20/47)	627,014	627,000
0.84%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $563,053,138, 0.00% - 7.13%, 7/27/18 - 9/15/65)	552,090	552,000
ING Financial Markets LLC at 0.83%, dated:
4/6/17 due:
6/1/17 (Collateralized by U.S. Government Obligations valued at $164,429,518, 3.00% - 5.00%, 11/01/29 - 2/01/47)	161,208	161,000
7/5/17(Collateralized by U.S. Government Obligations valued at $205,280,230, 3.50% - 4.00%, 3/01/42 - 1/01/43)	201,422	201,000
4/7/17 due 6/5/17 (Collateralized by U.S. Government Obligations valued at $246,126,919, 3.50% - 4.00%, 1/01/31 - 2/01/47)	241,506	241,000
4/11/17 due 6/6/17 (Collateralized by U.S. Government Obligations valued at $205,257,989, 2.50% - 7.50%, 8/01/16 - 4/01/47)	201,417	201,000
4/12/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $122,539,389, 3.50% - 4.00%, 8/01/26 - 7/01/46)	120,249	120,000
4/13/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $230,777,585, 3.50% - 4.00%, 10/01/42 - 8/01/44)	226,469	226,000
4/17/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $123,545,754, 3.50% - 4.00%, 8/01/42 - 2/01/47)	121,254	121,000
4/18/17 due 7/5/17 (Collateralized by U.S. Government Obligations valued at $205,223,548, 2.50% - 5.50%, 12/01/24 - 3/01/47)	201,422	201,000
Merrill Lynch, Pierce, Fenner & Smith at 0.82%, dated 4/13/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $613,704,198, 3.50% - 4.50%, 10/15/42 - 3/20/45)	601,835	601,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.84%, dated 5/3/17 due 6/1/17:
(Collateralized by U.S. Government Obligations valued at $263,338,072, 1.91% - 5.75%, 3/01/19 - 6/01/47)	258,379	258,000
(Collateralized by U.S. Government Obligations valued at $222,510,464, 1.89% - 5.75%, 8/01/19 - 9/15/57)	218,326	218,000
(Collateralized by U.S. Government Obligations valued at $263,338,072, 1.89% - 5.00%, 9/01/23 - 9/15/57)	258,391	258,000
0.85%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Government Obligations valued at $120,362,842, 2.29% - 7.06%, 1/20/24 - 5/01/47)	118,003	118,000
0.86%, dated:
5/12/17 due 7/13/17 (Collateralized by U.S. Government Obligations valued at $340,842,769, 1.84% - 5.62%, 1/01/19 - 5/01/47)	334,495	334,000
5/15/17 due 7/14/17 (Collateralized by U.S. Government Obligations valued at $281,634,329, 1.89% - 5.76%, 1/01/19 - 6/01/47)	276,396	276,000
0.88%, dated 4/26/17 due 7/25/17 (Collateralized by U.S. Government Obligations valued at $102,089,760, 1.94% - 5.94%, 6/01/19 - 9/20/61)	100,220	100,000
RBC Capital Markets Corp. at:
0.84%, dated 4/18/17 due 7/17/17 (Collateralized by U.S. Government Obligations valued at $266,562,918, 1.33% - 8.50%, 3/15/20 - 5/01/47)	261,548	261,000
0.85%, dated 4/10/17 due:
6/1/17 (Collateralized by U.S. Government Obligations valued at $205,271,719, 2.13% - 7.00%, 11/01/17 - 5/20/47)	201,247	201,000
7/11/17 (Collateralized by U.S. Government Obligations valued at $205,322,039, 1.33% - 5.00%, 10/01/19 - 5/01/47)	201,437	201,000
0.87%, dated 5/3/17 due 6/1/17 (Collateralized by U.S. Government Obligations valued at $142,054,383, 1.33% - 8.00%, 9/01/17 - 6/01/47)	139,097	139,000
0.88%, dated:
5/4/17 due 8/2/17 (Collateralized by U.S. Government Obligations valued at $101,064,941, 1.33% - 6.00%, 9/01/28 - 5/01/47)	99,218	99,000
5/5/17 due 8/2/17 (Collateralized by U.S. Government Obligations valued at $108,309,051, 2.17% - 6.00%, 11/01/23 - 5/20/47)	106,231	106,000
0.89%, dated 5/8/17 due 8/4/17 (Collateralized by U.S. Government Obligations valued at $101,048,163, 1.33% - 5.00%, 1/01/27 - 5/01/47)	99,215	99,000
0.9%, dated 5/12/17 due 7/11/17 (Collateralized by U.S. Government Obligations valued at $140,734,265, 2.13% - 6.50%, 9/01/17 - 5/01/47)	138,107	137,900
RBC Dominion Securities at:
0.81%, dated 3/22/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $163,460,713, 3.50%, 4/20/46 - 6/20/46)	160,324	160,000
0.82%, dated 3/24/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $81,728,249, 3.50%, 6/20/46)	80,171	80,000
0.83%, dated 3/27/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $304,320,371, 3.50% - 4.00%, 10/20/43 - 3/20/47)	298,546	297,900
0.84%, dated 5/23/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $240,770,623, 1.38% - 4.00%, 9/30/20 - 4/20/47)	236,160	236,000
0.86%, dated 5/24/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $240,766,071, 0.88% - 4.50%, 3/07/18 - 3/01/47)	236,192	236,000
0.91%, dated 5/25/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $200,975,615, 1.38% - 4.00%, 9/30/20 - 4/20/47)	197,214	197,000
0.93%, dated:
5/5/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $202,100,868, 3.50% - 4.00%, 2/20/46 - 4/20/47)	198,465	198,000
5/31/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $338,876,207, 0.63% - 4.50%, 6/30/18 - 5/15/47)	332,309	332,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $22,065,952)		22,065,952

U.S. Treasury Repurchase Agreement - 30.0%
With:
Barclays Capital, Inc. at:
0.8%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $321,089,006, 1.38%, 6/30/23)	313,007	313,000
0.81%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $162,183,674, 0.88% - 6.13%, 3/31/18 - 5/15/37)	159,004	159,000
BMO Harris Bank NA at:
0.78%, dated 4/10/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $282,670,915, 2.00% - 2.50%, 10/31/21 - 2/15/45)	275,393	275,000
0.79%, dated 4/10/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $93,245,872, 1.38% - 2.13%, 9/30/23 - 5/15/25)	91,132	91,000
0.84%, dated:
4/10/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $283,513,266, 1.13% - 2.25%, 9/30/21 - 12/31/23)	275,558	275,000
4/13/17 due 6/7/17:
(Collateralized by U.S. Treasury Obligations valued at $113,887,783, 2.38% - 3.00%, 7/31/17 - 11/15/44)	110,216	110,000
(Collateralized by U.S. Treasury Obligations valued at $187,413,809, 0.75% - 2.25%, 9/30/18 - 12/31/23)	182,361	182,000
0.85%, dated 4/18/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $375,901,414, 2.25%, 12/31/23)	366,726	366,000
0.89%, dated 4/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $155,084,543, 1.75% - 2.88%, 12/31/20 - 8/15/45)	147,280	147,000
0.9%, dated:
4/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $97,766,059, 3.63%, 2/15/44)	92,205	92,000
5/5/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $186,158,275, 2.75%, 11/15/23)	181,348	181,000
0.91%, dated 5/16/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $184,565,322, 1.00% - 2.13%, 5/31/18 - 2/29/24)	180,268	180,000
0.92%, dated:
5/12/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $202,510,806, 1.50% - 2.50%, 11/15/22 - 8/15/26)	197,388	197,000
5/16/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $149,900,817, 2.25%, 12/31/23 - 11/15/24)	144,239	144,000
5/25/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $148,117,186, 1.38%, 9/30/23)	144,169	144,000
0.94%, dated 5/30/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $183,355,602, 1.13% - 2.25%, 8/31/21 - 12/31/23)	178,200	178,000
BNP Paribas, S.A. at:
0.63%, dated:
2/24/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $743,813,484, 0.00% - 8.13%, 6/30/17 - 11/15/46)	728,336	727,000
2/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $1,115,997,715, 0.63% - 8.00%, 10/31/17 - 2/15/46)	1,094,007	1,092,000
0.79%, dated 5/3/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $278,324,789, 0.00% - 8.13%, 9/14/17 - 2/15/45)	272,179	272,000
0.8%, dated:
4/11/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $375,388,078, 0.00% - 8.13%, 8/15/17 - 2/15/45)	365,527	365,000
4/13/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $373,351,377, 0.00% - 6.13%, 10/19/17 - 2/15/46)	365,511	365,000
4/17/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $377,184,066, 0.00% - 6.88%, 8/15/17 - 11/15/46)	367,181	366,700
0.81%, dated 5/3/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $372,086,706, 0.88% - 8.13%, 8/15/17 - 11/15/46)	363,351	363,000
0.82%, dated:
4/6/17 due 6/12/17 (Collateralized by U.S. Treasury Obligations valued at $373,853,175, 0.00% - 7.63%, 11/02/17 - 5/15/47)	366,559	366,000
5/22/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $919,237,882, 0.00% - 8.00%, 6/30/17 - 2/15/47)	898,634	898,000
0.84%, dated 5/9/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $556,204,923, 0.00% - 7.50%, 7/15/17 - 5/15/46)	543,621	543,000
0.95%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $367,396,272, 0.00% - 4.38%, 6/30/17 - 5/15/44)	360,874	360,000
0.97%, dated 5/22/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $368,237,424, 0.00% - 7.50%, 10/26/17 - 8/15/46)	359,813	359,000
0.99%, dated:
5/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $366,240,439, 0.00% - 6.13%, 9/28/17 - 2/15/37)	359,958	359,000
5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $549,585,263, 0.00% - 2.88%, 6/22/17 - 11/15/46)	538,344	537,000
1%, dated 5/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $414,120,430, 0.00% - 8.00%, 8/15/17 - 11/15/46)	405,324	404,000
Commerz Markets LLC at:
0.85%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $535,579,625, 1.50% - 2.00%, 8/31/18 - 11/15/26)	525,087	525,000
0.86%, dated 5/31/17 due 6/1/17:
(Collateralized by U.S. Treasury Obligations valued at $1,336,177,807, 0.75% - 6.75%, 6/30/17 - 11/15/45)	1,308,031	1,308,000
(Collateralized by U.S. Treasury Obligations valued at $559,981,175, 0.63% - 1.50%, 9/30/17 - 3/31/21)	549,013	549,000
0.89%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $267,241,950, 1.50% - 1.75%, 1/31/22 - 1/31/23)	262,045	262,000
Deutsche Bank Securities, Inc. at:
0.81%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $67,330,654, 1.63%, 11/30/20)	66,010	66,000
0.82%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $72,421,656, 0.00%, 2/01/18)	71,002	71,000
0.83%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $67,321,606, 1.50% - 1.63%, 11/30/20 - 8/15/26)	66,011	66,000
Federal Reserve Bank of New York at 0.75%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $14,177,295,445, 1.38% - 8.13%, 5/15/20 - 2/15/43)	14,177,295	14,177,000
J.P. Morgan Securities, LLC at 0.82%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $45,903,657, 1.63%, 2/15/26)	45,001	45,000
Lloyds Bank PLC at 1%, dated 5/18/17 due 7/14/17 (Collateralized by U.S. Treasury Obligations valued at $549,959,780, 1.13% - 2.63%, 2/28/19 - 11/15/20)	538,852	538,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.8%, dated 3/20/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $280,020,601, 0.00% - 9.00%, 7/27/17 - 2/15/47)	274,536	274,000
Mizuho Securities U.S.A., Inc. at 0.82%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $362,866,695, 2.75%, 2/15/24)	353,008	353,000
MUFG Securities EMEA PLC at:
0.8%, dated 5/22/17 due 6/5/17 (Collateralized by U.S. Treasury Obligations valued at $685,290,040, 2.00%, 11/15/26)	672,209	672,000
0.81%, dated:
5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $367,701,665, 1.00% - 2.13%, 5/31/18 - 2/29/24)	359,242	359,000
5/30/17 due 6/5/17 (Collateralized by U.S. Treasury Obligations valued at $291,424,718, 1.50% - 1.63%, 5/15/26 - 8/15/26)	285,083	285,000
5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $68,211,170, 8.88%, 2/15/19)	64,001	64,000
0.84%, dated 6/5/17 due 6/12/17(e)	672,220	672,000
0.91%, dated 5/1/17 due 7/25/17 (Collateralized by U.S. Treasury Obligations valued at $113,015,808, 1.38% - 2.13%, 2/28/19 - 5/15/25)	110,256	110,000
Nomura Securities International, Inc. at:
0.8%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $2,582,840,589, 0.00% - 6.50%, 6/15/17 - 2/15/47)	2,531,394	2,531,000
0.81%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $1,275,187,910, 0.63% - 8.88%, 6/30/17 - 11/15/46)	1,248,028	1,248,000
Norinchukin Bank at:
0.9%, dated 4/18/17 due 6/15/17 (Collateralized by U.S. Treasury Obligations valued at $92,924,565, 1.00% - 1.25%, 9/30/19 - 10/31/19)	91,132	91,000
1.05%, dated 5/12/17 due 8/14/17 (Collateralized by U.S. Treasury Obligations valued at $91,851,762, 1.25%, 10/31/19)	90,247	90,000
1.08%, dated 5/19/17 due 8/21/17 (Collateralized by U.S. Treasury Obligations valued at $91,836,780, 1.25%, 10/31/19)	90,254	90,000
1.1%, dated 5/30/17 due 8/30/17 (Collateralized by U.S. Treasury Obligations valued at $181,568,485, 3.63%, 8/15/19)	178,500	178,000
RBC Capital Markets Corp. at:
0.79%, dated 4/3/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $185,580,862, 1.00% - 8.75%, 8/15/18 - 11/15/45)	181,238	181,000
0.92%, dated 5/4/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $91,995,397, 0.00% - 9.13%, 6/30/17 - 11/15/45)	90,209	90,000
0.93%, dated 5/9/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $146,211,759, 0.00% - 8.13%, 7/20/17 - 5/15/47)	143,332	143,000
0.95%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $128,150,293, 0.00% - 8.75%, 7/27/17 - 8/15/46)	125,303	125,000
RBC Dominion Securities at:
0.81%, dated:
3/24/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $112,375,917, 0.88% - 3.00%, 5/31/18 - 2/15/47)	110,233	110,000
5/19/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $183,703,725, 0.88% - 3.00%, 6/15/19 - 2/15/47)	180,126	180,000
0.82%, dated 3/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $355,498,711, 1.38% - 3.00%, 7/31/20 - 2/15/47)	348,753	348,000
0.84%, dated 5/23/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $182,619,495, 1.50% - 3.00%, 6/30/22 - 2/15/47)	179,129	179,000
0.92%, dated 5/31/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $182,586,130, 1.50% - 3.00%, 5/31/20 - 2/15/47)	179,160	179,000
0.93%, dated 5/8/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $184,737,104, 2.13% - 3.00%, 3/31/21 - 2/15/47)	181,430	181,000
RBS Securities, Inc. at:
0.79%, dated 5/24/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $107,294,466, 0.75% - 8.75%, 12/31/17 - 8/15/42)	105,032	105,000
0.8%, dated 5/25/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $402,303,760, 0.51% - 9.13%, 6/30/17 - 5/15/47)	394,061	394,000
0.81%, dated 5/26/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $133,864,941, 0.75% - 4.75%, 12/31/18 - 2/15/41)	131,021	131,000
0.82%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $36,722,165, 0.75% - 1.50%, 6/30/17 - 5/15/20)	36,001	36,000
Societe Generale at:
0.79%, dated 4/3/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $110,302,692, 0.00% - 7.63%, 9/14/17 - 2/15/25)	108,142	108,000
0.8%, dated:
4/26/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $110,248,183, 0.00% - 5.00%, 7/31/17 - 5/15/43)	108,106	108,000
4/27/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $238,887,711, 0.00% - 6.88%, 7/15/17 - 8/15/44)	234,224	234,000
0.81%, dated 5/19/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $362,485,122, 0.00% - 9.00%, 10/31/17 - 8/15/46)	354,223	354,000
0.83%, dated:
5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $363,476,096, 0.63% - 4.38%, 6/15/17 - 8/15/44)	355,303	355,000
5/26/17 due 6/2/17 (Collateralized by U.S. Treasury Obligations valued at $362,565,964, 0.00% - 8.00%, 8/15/17 - 5/15/45)	354,057	354,000
0.84%, dated 4/20/17 due:
6/12/17 (Collateralized by U.S. Treasury Obligations valued at $185,524,920, 0.00% - 9.00%, 11/24/17 - 2/15/44)	181,224	181,000
6/15/17 (Collateralized by U.S. Treasury Obligations valued at $185,084,144, 0.00% - 8.50%, 7/15/17 - 2/15/47)	181,237	181,000
0.88%, dated 5/15/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $362,492,270, 0.00% - 7.63%, 10/12/17 - 2/15/46)	355,443	355,000
0.93%, dated 5/19/17 due 6/7/17 (Collateralized by U.S. Treasury Obligations valued at $180,702,989, 0.00% - 6.75%, 11/24/17 - 11/15/45)	177,274	177,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $39,823,700)		39,823,700
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $133,259,321)		133,259,321
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(701,744)
NET ASSETS - 100%		$132,557,577

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $357,855,000 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $358,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$12,434,152,000 due 6/01/17 at 0.82%
BNP Paribas, S.A.	$753,378
Bank of America NA	1,705,395
Bank of Nova Scotia	306,025
Citibank NA	862,435
Credit Agricole CIB New York Branch	1,125,060
Credit Suisse Securities (USA) LLC	1,221,319
HSBC Securities (USA), Inc.	912,583
ING Financial Markets LLC	27,264
J.P. Morgan Securities, Inc.	1,837,263
Merrill Lynch, Pierce, Fenner & Smith, Inc.	228,128
Mizuho Securities USA, Inc.	1,279,742
RBC Dominion Securities, Inc.	409,517
Wells Fargo Securities LLC	1,766,043
$12,434,152

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		May 31, 2017
Assets
Investment in securities, at value (including repurchase agreements of $61,889,652) — See accompanying schedule: Unaffiliated issuers (cost $133,259,321)		$133,259,321
Cash		1
Receivable for fund shares sold		1,906,481
Interest receivable		65,538
Prepaid expenses		40
Other receivables		2,151
Total assets		135,233,532
Liabilities
Payable for investments purchased	$696,938
Payable for fund shares redeemed	1,572,469
Distributions payable	5,504
Accrued management fee	19,485
Payable for reverse repurchase agreement	358,000
Other affiliated payables	21,094
Other payables and accrued expenses	2,465
Total liabilities		2,675,955
Net Assets		$132,557,577
Net Assets consist of:
Paid in capital		$132,557,551
Distributions in excess of net investment income		(9)
Accumulated undistributed net realized gain (loss) on investments		35
Net Assets, for 132,518,523 shares outstanding		$132,557,577
Net Asset Value, offering price and redemption price per share ($132,557,577 ÷ 132,518,523 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017
Investment Income
Interest		$462,083
Expenses
Management fee	$117,560
Transfer agent fees	126,547
Accounting fees and expenses	1,774
Custodian fees and expenses	565
Independent trustees' fees and expenses	265
Registration fees	1,814
Audit	52
Legal	222
Interest	253
Miscellaneous	386
Total expenses before reductions	249,438
Expense reductions	(418)	249,020
Net investment income (loss)		213,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		36
Total net realized gain (loss)		36
Net increase in net assets resulting from operations		$213,099

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$213,063	$99,936
Net realized gain (loss)	36	471
Net increase in net assets resulting from operations	213,099	100,407
Distributions to shareholders from net investment income	(213,061)	(99,947)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	210,972,392	358,679,392
Reinvestment of distributions	189,870	90,649
Cost of shares redeemed	(216,721,295)	(335,743,716)
Net increase (decrease) in net assets and shares resulting from share transactions	(5,559,033)	23,026,325
Total increase (decrease) in net assets	(5,558,995)	23,026,785
Net Assets
Beginning of period	138,116,572	115,089,787
End of period	$132,557,577	$138,116,572
Other Information
Distributions in excess of net investment income end of period	$(9)	$(11)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Cash Reserves

	Six months endedMay 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.001	–A	–A	–A	–A
Distributions from net investment income	(.002)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.16%	.08%	.01%	.01%	.01%	.02%
Ratios to Average Net AssetsD
Expenses before reductions	.37%E	.37%	.37%	.37%	.37%	.38%
Expenses net of fee waivers, if any	.37%E	.35%	.26%	.24%	.28%	.36%
Expenses net of all reductions	.37%E	.35%	.26%	.24%	.28%	.36%
Net investment income (loss)	.31%E	.08%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$132,558	$138,117	$115,090	$113,943	$119,282	$116,471

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$133,259,321

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $177,229 and the weighted average interest rate was .35% with payments included in the Statement of Operations as a component of interest expense.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $43,316 or an annualized rate of .06% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $414.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and Shareholders of Fidelity Government Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Cash Reserves (a fund of Fidelity Phillips Street Trust) as of May 31, 2017, the results of its operations for the period indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Government Cash Reserves’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
July 13, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Actual	.37%	$1,000.00	$1,001.60	$1.85
Hypothetical-C		$1,000.00	$1,023.09	$1.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CAS-SANN-0717
1.704549.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2017